Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent events
Subsequent events

21.Subsequent events

On January 23, 2026, Vox entered into a definitive agreement with Equinox Gold Corp. (“Equinox”) to restructure Vox’s 35% gold purchase contract over the Santa Luz, Fazenda and RDM mines in Brazil, with another gold purchase contract over the Greenstone gold mine in Ontario, Canada. As part of the agreement, Equinox paid Vox $1 million as an amendment fee.

On January 29, 2026, Vox repaid the remaining outstanding balance of $6.7 million owing under the Credit Facility.

On February 26, 2026, the Company completed the acquisition of a portfolio of two Australian gold and copper royalties for total cash consideration of up to $460 (A$650). The Company paid $320 (A$450) at closing and a further $140 (A$200) is payable on the satisfaction of post-closing conditions.

On February 27, 2026, the Board of Directors of the Company declared a quarterly dividend of $0.015 per common share payable on April 14, 2026 to shareholders of record as of the close of business on March 31, 2026.